Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			1 Months Ended				3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 31, 2013 LNG Carrier	Jun. 30, 2013 LNG Carrier	May 10, 2013 LNG Carrier	May 01, 2013 LNG Carrier	Jun. 30, 2013 Two vessels	Jun. 30, 2013 Option for second LNG Carrier
Long-term Purchase Commitment [Line Items]
Advances for vessels under construction	$ 41,920		$ 119,484		$ 36,498
Amount paid	20,581	955		15,650				4,500
Total contractual purchase obligation								$ 88,000	$ 209,600
Vessel size						174,000	162,000